Estimated Annual Amortization Expense (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Expected Amortization Expense [Line Items]
2012	$ 1,760,367	11,079,577
2013	1,377,716	8,671,209
2014	595,610	3,748,707
2015	294,966	1,856,488
2016	$ 171,627	1,080,202